Subsequent events (Details)				1 Months Ended		3 Months Ended
	Apr. 07, 2022	Dec. 15, 2021 USD ($) vessel	Dec. 30, 2019 USD ($)	Jan. 31, 2022 ship T	Jan. 31, 2021 vessel	Mar. 31, 2022 USD ($)	Mar. 18, 2022 USD ($)	Mar. 08, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 02, 2021 USD ($)	Sep. 01, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Number of VLCCs delivered | ship				2
Revenue from contract with customer, product and service benchmark | Customer concentration risk | Russia
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Concentration risk percentage (below)									5.00%
Sale and leaseback agreement
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Seller credit payable upon sale			$ 124,400,000
Unsecured note due 2026 with fixed coupon rate 6.25%
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Facility size									$ 200,000,000	$ 200,000,000	$ 200,000,000	$ 0
Entering into significant commitments or contingent liabilities | Unsecured note due 2026 with fixed coupon rate 6.25%
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Facility size							$ 200,000,000
Change in employees | Additional crew expense
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Estimated financial effect of contingent liabilities								$ 500,000
Major business combination
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Exchange ratio	0.69
Major business combination | EuroNav and Frontline combined group
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Proportion of ownership interest in joint operation	59.00%
Major business combination | EuroNav and Frontline combined group | Frontline
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Proportion of ownership interests held by non-controlling interests	41.00%
Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Number of VLCCs delivered | vessel					2
Vessels | Sale and leaseback agreement
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Number of VLCCs delivered | vessel		4
Seller credit payable upon sale		$ 4,500,000
Vessels | Suezmaxes Cedar
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Carrying capacity | T				157,310
Vessels | Suezmaxes Cyprus
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Carrying capacity | T				157,310
Vessels | Nucleus, Neptun, and Navarin | Sale and leaseback agreement | Sale lease back transaction
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Gains arising from sale and leaseback transactions						$ 13,500,000